united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinatti, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 9/30

Date of reporting period: 3/31/23

Item 1. Reports to Stockholders.

Class I Shares – LSEIX

Semi-Annual Report
March 31, 2023

1-855-233-8300

www.persimmonfunds.com.

Distributed by Northern Lights Distributors, LLC
Member FINRA/SIPC

Persimmon Long/Short Fund
Portfolio Review (Unaudited)
March 31, 2023

The Fund’s performance figures* for the period ended March 31, 2023, as compared to its benchmark:

					Annualized
			Annualized	Annualized	Since Inception
	Six Months	One Year	Five Years	Ten Years	(12/31/2012)
Persimmon Long Short Fund - Class I	4.78%	(4.99)%	2.58%	3.30%	3.34%
HFRX Equity Hedge Index **	2.51%	(2.12)%	2.56%	2.84%	3.27%
S&P 500 Total Return Index ***	15.62%	(7.73)%	11.19%	12.24%	13.04%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual gross operating expenses as stated in the fee table of the Fund’s prospectus dated February 1, 2023 are 1.93% for Class I Shares. Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%. The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 1, 2024, to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expenses on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses (such as litigation expenses, which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 1.99% of the daily average net assets attributable to Class I shares. The Advisor may seek reimbursement only for fees waived or expenses paid by it during the prior three years; provided, however, that such fees and expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). Reimbursements will only be sought if total expenses remain below the expenses limitation in place now or at the time of waiver or reimbursement. The Board may terminate this expense reimbursement arrangement at any time. For performance information current to the most recent month-end, please call 1-855-233-8300.

**	HFRX Equity Hedge Index is a daily index of Long/Short Equity Hedge Fund Returns provided by Hedge Fund Research (hedgefundresearch.com). Index performance returns do not reflect any management fees, transaction costs or expenses. You cannot invest directly in an index.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

Asset Class	% of Net Assets
Common Stocks	94.5%
Short-Term Investment	1.1%
Other Assets In Excess of Liabilities +	4.4%
Total	100.0%

+	Includes unrealized appreciation/(depreciation) on open futures contracts.

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.5%
	ADVERTISING & MARKETING - 0.1%
383	Interpublic Group of Companies, Inc. (The)	$14,263
230	Omnicom Group, Inc.	21,698
		35,961
	AEROSPACE & DEFENSE - 1.7%
558	Boeing Company(a)	118,536
240	General Dynamics Corporation	54,770
364	Howmet Aerospace, Inc.	15,423
48	Huntington Ingalls Industries, Inc.	9,937
234	L3Harris Technologies, Inc.	45,920
230	Lockheed Martin Corporation	108,728
174	Northrop Grumman Corporation	80,339
1,536	Raytheon Technologies Corporation	150,421
45	Teledyne Technologies, Inc.(a)	20,131
253	Textron, Inc.	17,869
46	TransDigm Group, Inc.	33,904
		655,978
	APPAREL & TEXTILE PRODUCTS - 0.5%
340	Hanesbrands, Inc.	1,788
1,239	NIKE, Inc., Class B	151,951
75	PVH Corporation	6,687
52	Ralph Lauren Corporation	6,067
310	Tapestry, Inc.	13,364
234	Under Armour, Inc., Class A(a)	2,221
244	Under Armour, Inc., Class C(a)	2,081
344	VF Corporation	7,881
		192,040
	ASSET MANAGEMENT - 0.6%
109	Ameriprise Financial, Inc.	33,409
120	BlackRock, Inc.	80,294
1,157	Charles Schwab Corporation (The)	60,604
264	Franklin Resources, Inc.	7,112
392	Invesco Ltd.	6,429
186	Raymond James Financial, Inc.	17,348

The accompanying notes are an integral part of these financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	ASSET MANAGEMENT - 0.6% (Continued)
217	T Rowe Price Group, Inc.	$24,499
		229,695
	AUTOMOTIVE - 1.7%
235	Aptiv plc(a)	26,365
198	BorgWarner, Inc.	9,724
3,772	Ford Motor Company	47,527
1,149	General Motors Company	42,145
2,295	Tesla, Inc.(a)	476,121
		601,882
	BANKING - 3.1%
7,503	Bank of America Corporation	214,586
2,039	Citigroup, Inc.	95,609
442	Citizens Financial Group, Inc.	13,424
147	Comerica, Inc.	6,383
730	Fifth Third Bancorp	19,447
183	First Republic Bank	2,560
1,082	Huntington Bancshares, Inc.	12,118
2,980	JPMorgan Chase & Company	388,324
1,054	KeyCorporation	13,196
194	M&T Bank Corporation	23,197
442	PNC Financial Services Group, Inc. (The)	56,178
975	Regions Financial Corporation	18,096
49	SVB Financial Group(a)	—
1,321	Truist Financial Corporation	45,046
1,389	US Bancorp	50,073
3,798	Wells Fargo & Company	141,969
173	Zions Bancorp NA	5,178
		1,105,384
	BEVERAGES - 1.6%
175	Brown-Forman Corporation, Class B	11,247
3,879	Coca-Cola Company (The)	240,614
162	Constellation Brands, Inc., Class A	36,594
179	Molson Coors Beverage Company, Class B	9,251
790	Monster Beverage Corporation(a)	42,668

The accompanying notes are an integral part of these financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	BEVERAGES - 1.6% (Continued)
1,355	PepsiCo, Inc.	$247,017
		587,391
	BIOTECHNOLOGY & PHARMACEUTICAL - 5.9%
1,693	AbbVie, Inc.	269,813
577	Amgen, Inc.	139,490
452	AstraZeneca plc - ADR	31,373
155	Biogen, Inc.(a)	43,095
2,195	Bristol-Myers Squibb Company	152,135
762	Eli Lilly and Company	261,686
1,166	Gilead Sciences, Inc.	96,743
232	Incyte Corporation(a)	16,767
2,708	Johnson & Johnson	419,740
2,403	Merck & Company, Inc.	255,655
240	Organon & Company	5,645
136	Perrigo Company plc	4,878
5,243	Pfizer, Inc.	213,914
80	Regeneron Pharmaceuticals, Inc.(a)	65,734
258	Vertex Pharmaceuticals, Inc.(a)	81,288
718	Viatris, Inc.	6,907
359	Zoetis, Inc.	59,752
		2,124,615
	CABLE & SATELLITE - 0.6%
140	Charter Communications, Inc., Class A(a)	50,065
4,450	Comcast Corporation, Class A	168,700
216	DISH Network Corporation, Class A(a)	2,015
		220,780
	CHEMICALS - 1.9%
224	Air Products and Chemicals, Inc.	64,335
103	Albemarle Corporation	22,767
92	Avery Dennison Corporation	16,462
119	Celanese Corporation	12,958
239	CF Industries Holdings, Inc.	17,325
764	Corteva, Inc.	46,077
723	Dow, Inc.	39,635

The accompanying notes are an integral part of these financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	CHEMICALS - 1.9% (Continued)
676	DuPont de Nemours, Inc.	$48,517
126	Eastman Chemical Company	10,627
244	Ecolab, Inc.	40,389
132	FMC Corporation	16,121
101	International Flavors & Fragrances, Inc.	9,288
228	LyondellBasell Industries N.V., Class A	21,407
362	Mosaic Company (The)	16,609
506	New Linde plc	179,852
241	PPG Industries, Inc.	32,193
252	Sherwin-Williams Company (The)	56,642
		651,204
	COMMERCIAL SUPPORT SERVICES - 0.4%
74	Cintas Corporation	34,238
211	Republic Services, Inc.	28,531
114	Robert Half International, Inc.	9,185
210	Rollins, Inc.	7,881
410	Waste Management, Inc.	66,901
		146,736
	CONSTRUCTION MATERIALS - 0.1%
67	Martin Marietta Materials, Inc.	23,789
143	Vulcan Materials Company	24,533
		48,322
	CONTAINERS & PACKAGING - 0.2%
1,530	Amcor PLC	17,411
345	Ball Corporation	19,012
392	International Paper Company	14,136
94	Packaging Corp of America	13,050
158	Sealed Air Corporation	7,254
314	Westrock Company	9,568
		80,431
	DATA CENTER REIT - 0.3%
206	Digital Realty Trust, Inc.	20,252
82	Equinix, Inc.	59,125
		79,377

The accompanying notes are an integral part of these financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.5%
582	3M Company	$61,174
151	Dover Corporation	22,943
364	Eaton Corp plc	62,368
611	Emerson Electric Company	53,243
1,155	General Electric Company	110,418
728	Honeywell International, Inc.	139,134
296	Illinois Tool Works, Inc.	72,061
154	Pentair PLC	8,512
		529,853
	E-COMMERCE DISCRETIONARY - 2.5%
8,300	Amazon.com, Inc.(a), (e)	857,306
740	eBay, Inc.	32,834
120	Etsy, Inc.(a)	13,360
		903,500
	ELECTRIC UTILITIES - 2.5%
691	AES Corporation (The)	16,639
279	Alliant Energy Corporation	14,899
277	Ameren Corporation	23,930
540	American Electric Power Company, Inc.	49,135
521	CenterPoint Energy, Inc.	15,349
327	CMS Energy Corporation	20,071
298	Consolidated Edison, Inc.	28,510
341	Constellation Energy Corporation	26,769
745	Dominion Energy, Inc.	41,653
204	DTE Energy Company	22,346
685	Duke Energy Corporation	66,082
399	Edison International	28,165
214	Entergy Corporation	23,056
241	Evergy, Inc.	14,730
382	Eversource Energy	29,895
1,024	Exelon Corporation	42,895
621	FirstEnergy Corporation	24,877
1,908	NextEra Energy, Inc.	147,069
238	NRG Energy, Inc.	8,161

The accompanying notes are an integral part of these financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	ELECTRIC UTILITIES - 2.5% (Continued)
108	Pinnacle West Capital Corporation	$8,558
815	PPL Corporation	22,649
561	Public Service Enterprise Group, Inc.	35,034
311	Sempra Energy	47,011
1,131	Southern Company (The)	78,695
346	WEC Energy Group, Inc.	32,797
574	Xcel Energy, Inc.	38,711
		907,686
	ELECTRICAL EQUIPMENT - 1.2%
140	A O Smith Corporation	9,681
96	Allegion plc	10,246
218	AMETEK, Inc.	31,682
584	Amphenol Corporation, Class A	47,724
729	Carrier Global Corporation	33,352
316	Fortive Corporation	21,542
810	Johnson Controls International plc	48,778
193	Keysight Technologies, Inc.(a)	31,166
397	Otis Worldwide Corporation	33,507
103	Rockwell Automation, Inc.	30,225
95	Roper Technologies, Inc.	41,866
321	TE Connectivity Ltd.	42,099
249	Trane Technologies PLC	45,811
126	Vontier Corporation	3,445
		431,124
	ENGINEERING & CONSTRUCTION - 0.1%
134	Jacobs Solutions, Inc.	15,746
155	Quanta Services, Inc.	25,830
86	Technip Energies N.V. - ADR	1,821
		43,397
	ENTERTAINMENT CONTENT - 1.0%
831	Activision Blizzard, Inc.	71,125
319	Electronic Arts, Inc.	38,424
339	Fox Corporation, Class A	11,543
154	Fox Corporation - Class B, CLASS B	4,822

The accompanying notes are an integral part of these financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	ENTERTAINMENT CONTENT - 1.0% (Continued)
459	Paramount Global, Class B	$10,240
122	Take-Two Interactive Software, Inc.(a)	14,555
1,908	Walt Disney Company (The)(a)	191,048
2,212	Warner Bros Discovery, Inc.(a)	33,401
		375,158
	FOOD - 1.0%
177	Campbell Soup Company	9,731
524	Conagra Brands, Inc.	19,681
649	General Mills, Inc.	55,464
168	Hershey Company (The)	42,741
279	Hormel Foods Corporation	11,127
118	J M Smucker Company (The)	18,570
269	Kellogg Company	18,012
635	Kraft Heinz Company (The)	24,555
139	Lamb Weston Holdings, Inc.	14,528
262	McCormick & Company, Inc.	21,801
1,397	Mondelez International, Inc., Class A	97,399
321	Tyson Foods, Inc., Class A	19,042
		352,651
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(b)
35	Sylvamo Corporation	1,619

	GAS & WATER UTILITIES - 0.2%
201	American Water Works Company, Inc.	29,444
132	Atmos Energy Corporation	14,832
372	NiSource, Inc.	10,401
		54,677
	HEALTH CARE FACILITIES & SERVICES - 3.1%
157	AmerisourceBergen Corporation	25,137
291	Cardinal Health, Inc.	21,971
164	Catalent, Inc.(a)	10,776
657	Centene Corporation(a)	41,529
325	Cigna Group (The)	83,047
1,386	CVS Health Corporation	102,994

The accompanying notes are an integral part of these financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.1% (Continued)
88	DaVita, Inc.(a)	$7,138
252	Elevance Health, Inc.	115,871
257	HCA Healthcare, Inc.	67,766
142	Henry Schein, Inc.(a)	11,579
135	Humana, Inc.	65,537
174	IQVIA Holdings, Inc.(a)	34,607
95	Laboratory Corp of America Holdings	21,795
190	McKesson Corporation	67,650
130	Quest Diagnostics, Inc.	18,392
918	UnitedHealth Group, Inc.	433,837
76	Universal Health Services, Inc., Class B	9,660
		1,139,286
	HEALTH CARE REIT - 0.1%
527	Healthpeak Properties, Inc.	11,578
373	Ventas, Inc.	16,170
410	Welltower, Inc.	29,393
		57,141
	HOME & OFFICE PRODUCTS - 0.0%(b)
137	Leggett & Platt, Inc.	4,368
421	Newell Brands, Inc.	5,237
58	Whirlpool Corporation	7,657
		17,262
	HOME CONSTRUCTION - 0.3%
274	DR Horton, Inc.	26,766
109	Fortune Brands Home & Security, Inc.	6,402
287	Lennar Corporation, Class A	30,166
287	Masco Corporation	14,270
109	Masterbrand, Inc.(a)	876
64	Mohawk Industries, Inc.(a)	6,414
3	NVR, Inc.(a)	16,717
213	PulteGroup, Inc.	12,414
		114,025

The accompanying notes are an integral part of these financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	HOTEL REITS - 0.0%(b)
699	Host Hotels & Resorts, Inc.	$11,527

	HOUSEHOLD PRODUCTS - 1.5%
272	Church & Dwight Company, Inc.	24,048
139	Clorox Company (The)	21,995
826	Colgate-Palmolive Company	62,074
222	Estee Lauder Companies, Inc. (The), Class A	54,714
314	Kimberly-Clark Corporation	42,145
2,385	Procter & Gamble Company (The)	354,626
		559,602
	INDUSTRIAL REIT - 0.4%
866	Prologis, Inc.	108,050

	INDUSTRIAL SUPPORT SERVICES - 0.2%
550	Fastenal Company	29,667
66	United Rentals, Inc.	26,120
41	WW Grainger, Inc.	28,241
		84,028
	INFRASTRUCTURE REIT - 0.5%
408	American Tower Corporation	83,371
401	Crown Castle, Inc.	53,670
110	SBA Communications Corporation, A	28,718
		165,759
	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
922	Bank of New York Mellon Corporation (The)	41,896
118	Cboe Global Markets, Inc.	15,840
387	CME Group, Inc.	74,118
326	Goldman Sachs Group, Inc. (The)	106,638
588	Intercontinental Exchange, Inc.	61,323
1,418	Morgan Stanley	124,500
351	Nasdaq, Inc.	19,189
231	Northern Trust Corporation	20,358
384	State Street Corporation	29,065
		492,927

The accompanying notes are an integral part of these financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	INSURANCE - 4.0%
795	Aflac, Inc.	$51,293
356	Allstate Corporation (The)	39,448
753	American International Group, Inc.	37,921
220	Aon PLC, CLASS A	69,364
164	Arthur J Gallagher & Company	31,375
67	Assurant, Inc.	8,045
2,072	Berkshire Hathaway, Inc., Class B(a)	639,771
464	Chubb Ltd.	90,100
237	Cincinnati Financial Corporation	26,563
38	Everest Re Group Ltd.	13,605
111	Globe Life, Inc.	12,212
396	Hartford Financial Services Group, Inc. (The)	27,597
173	Lincoln National Corporation	3,887
259	Loews Corporation	15,027
532	Marsh & McLennan Companies, Inc.	88,605
806	MetLife, Inc.	46,700
227	Principal Financial Group, Inc.	16,871
652	Progressive Corporation (The)	93,275
407	Prudential Financial, Inc.	33,675
293	Travelers Companies, Inc. (The)	50,223
226	Unum Group	8,941
219	W R Berkley Corporation	13,635
134	Willis Towers Watson plc	31,139
		1,449,272
	INTERNET MEDIA & SERVICES - 5.4%
5,680	Alphabet, Inc., Class A(a), (e)	589,186
5,460	Alphabet, Inc., Class C(a), (e)	567,840
41	Booking Holdings, Inc.(a)	108,749
121	Expedia Group, Inc.(a)	11,741
2,304	Meta Platforms, Inc., Class A(a)	488,310
463	Netflix, Inc.(a)	159,957
96	VeriSign, Inc.(a)	20,288
		1,946,071

The accompanying notes are an integral part of these financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	LEISURE FACILITIES & SERVICES - 1.7%
369	Carnival Corporation(a)	$3,745
23	Chipotle Mexican Grill, Inc.(a)	39,291
113	Darden Restaurants, Inc.	17,533
38	Domino’s Pizza, Inc.	12,535
284	Hilton Worldwide Holdings, Inc.	40,007
343	Las Vegas Sands Corporation(a)	19,705
127	Live Nation Entertainment, Inc.(a)	8,890
258	Marriott International, Inc., Class A	42,838
707	McDonald’s Corporation	197,683
475	MGM Resorts International	21,100
210	Norwegian Cruise Line Holdings Ltd.(a)	2,825
166	Royal Caribbean Cruises Ltd.(a)	10,840
1,246	Starbucks Corporation	129,746
92	Wynn Resorts Ltd.(a)	10,296
319	Yum! Brands, Inc.	42,134
		599,168
	LEISURE PRODUCTS - 0.0%(b)
146	Hasbro, Inc.	7,839

	MACHINERY - 1.1%
581	Caterpillar, Inc.	132,956
323	Deere & Company	133,360
140	Flowserve Corporation	4,760
73	IDEX Corporation	16,865
342	Ingersoll Rand, Inc.	19,898
109	Parker-Hannifin Corporation	36,636
51	Snap-on, Inc.	12,591
136	Stanley Black & Decker, Inc.	10,959
186	Xylem, Inc.	19,474
		387,499
	MEDICAL EQUIPMENT & DEVICES - 4.2%
1,715	Abbott Laboratories	173,661
44	ABIOMED, Inc. - CVR(a)	—
299	Agilent Technologies, Inc.	41,364

The accompanying notes are an integral part of these financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.2% (Continued)
70	Align Technology, Inc.(a)	$23,390
487	Baxter International, Inc.	19,753
297	Becton Dickinson and Company	73,519
21	Bio-Rad Laboratories, Inc., Class A(a)	10,059
1,472	Boston Scientific Corporation(a)	73,644
48	Cooper Companies, Inc. (The)	17,921
615	Danaher Corporation	155,005
214	DENTSPLY SIRONA, Inc.	8,406
376	DexCom, Inc.(a)	43,684
681	Edwards Lifesciences Corporation(a)	56,339
59	Embecta Corporation	1,659
385	GE HealthCare Technologies, Inc.(a)	31,582
249	Hologic, Inc.(a)	20,094
79	IDEXX Laboratories, Inc.(a)	39,506
157	Illumina, Inc.(a)	36,510
342	Intuitive Surgical, Inc.(a)	87,371
1,329	Medtronic plc	107,144
23	Mettler-Toledo International, Inc.(a)	35,195
111	PerkinElmer, Inc.	14,792
139	ResMed, Inc.	30,440
83	STERIS plc	15,876
335	Stryker Corporation	95,632
45	Teleflex, Inc.	11,399
395	Thermo Fisher Scientific, Inc.	227,666
61	Waters Corporation(a)	18,887
74	West Pharmaceutical Services, Inc.	25,639
204	Zimmer Biomet Holdings, Inc.	26,357
20	Zimvie, Inc.(a)	145
		1,522,639
	METALS & MINING - 0.3%
1,337	Freeport-McMoRan, Inc.	54,696
880	Newmont Corporation	43,138
		97,834

The accompanying notes are an integral part of these financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	MULTI ASSET CLASS REIT - 0.0%(b)
154	Vornado Realty Trust	$2,367

	OFFICE REIT - 0.0%(b)
118	Alexandria Real Estate Equities, Inc.	14,820
139	Boston Properties, Inc.	7,523
32	Orion Office REIT, Inc.	214
68	SL Green Realty Corporation	1,599
		24,156
	OIL & GAS PRODUCERS - 4.0%
372	APA Corporation	13,414
1,850	Chevron Corporation	301,846
1,271	ConocoPhillips	126,096
411	Coterra Energy, Inc.	10,086
376	Devon Energy Corporation	19,029
160	Diamondback Energy, Inc.	21,627
102	DT Midstream, Inc.	5,036
573	EOG Resources, Inc.	65,683
4,422	Exxon Mobil Corporation	484,917
270	Hess Corporation	35,732
152	HF Sinclair Corporation	7,354
1,871	Kinder Morgan, Inc.	32,761
777	Marathon Oil Corporation	18,617
637	Marathon Petroleum Corporation	85,887
850	Occidental Petroleum Corporation	53,066
436	ONEOK, Inc.	27,703
424	Phillips 66	42,985
162	Pioneer Natural Resources Company	33,087
398	Valero Energy Corporation	55,561
1,200	Williams Companies, Inc. (The)	35,832
		1,476,319
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
649	Baker Hughes Company	18,730
865	Halliburton Company	27,369
390	NOV, Inc.	7,219

The accompanying notes are an integral part of these financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.4% (Continued)
1,377	Schlumberger Ltd	$67,610
431	TechnipFMC plc(a)	5,883
		126,811
	PUBLISHING & BROADCASTING - 0.0%(b)
306	News Corporation, CLASS A - NON-VOTING	5,285
101	News Corporation, Class B	1,760
		7,045
	REAL ESTATE SERVICES - 0.1%
330	CBRE Group, Inc., Class A(a)	24,027

	RESIDENTIAL REIT - 0.2%
137	AvalonBay Communities, Inc.	23,024
334	Equity Residential	20,040
64	Essex Property Trust, Inc.	13,385
117	Mid-America Apartment Communities, Inc.	17,672
311	UDR, Inc.	12,770
		86,891
	RETAIL - CONSUMER STAPLES - 1.7%
392	Costco Wholesale Corporation	194,772
225	Dollar General Corporation	47,354
247	Dollar Tree, Inc.(a)	35,457
900	Kroger Company (The)	44,433
455	Target Corporation	75,362
881	Walgreens Boots Alliance, Inc.	30,465
1,263	Walmart, Inc.	186,229
		614,072
	RETAIL - DISCRETIONARY - 2.3%
63	Advance Auto Parts, Inc.	7,661
23	AutoZone, Inc.(a)	56,537
216	Bath & Body Works, Inc.	7,901
213	Best Buy Company, Inc.	16,672
152	CarMax, Inc.(a)	9,771
226	Gap, Inc. (The)	2,269
149	Genuine Parts Company	24,929

The accompanying notes are an integral part of these financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	RETAIL - DISCRETIONARY - 2.3% (Continued)
1,006	Home Depot, Inc. (The)	$296,890
767	Lowe’s Companies, Inc.	153,377
75	O’Reilly Automotive, Inc.(a)	63,674
356	Ross Stores, Inc.	37,782
1,188	TJX Companies, Inc. (The)	93,092
114	Tractor Supply Company	26,795
61	Ulta Beauty, Inc.(a)	33,286
72	Victoria’s Secret & Company(a)	2,459
		833,095
	RETAIL REIT - 0.2%
69	Federal Realty Investment Trust	6,819
425	Kimco Realty Corporation	8,300
329	Realty Income Corporation	20,832
155	Regency Centers Corporation	9,483
323	Simon Property Group, Inc.	36,166
		81,600
	SELF-STORAGE REIT - 0.2%
123	Extra Space Storage, Inc.	20,040
151	Public Storage	45,623
		65,663
	SEMICONDUCTORS - 5.4%
909	Advanced Micro Devices, Inc.(a)	89,091
531	Analog Devices, Inc.	104,724
984	Applied Materials, Inc.	120,865
410	Broadcom, Inc.	263,031
3,816	Intel Corporation	124,669
37	IPG Photonics Corporation(a)	4,562
153	KLA Corporation	61,073
135	Lam Research Corporation	71,566
432	Microchip Technology, Inc.	36,193
942	Micron Technology, Inc.	56,840
2,356	NVIDIA Corporation	654,427
111	Qorvo, Inc.(a)	11,274
1,140	QUALCOMM, Inc.	145,441

The accompanying notes are an integral part of these financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	SEMICONDUCTORS - 5.4% (Continued)
161	Skyworks Solutions, Inc.	$18,995
161	Teradyne, Inc.	17,309
899	Texas Instruments, Inc.	167,223
		1,947,283
	SOFTWARE - 8.6%
441	Adobe, Inc.(a)	169,948
150	Akamai Technologies, Inc.(a)	11,745
83	ANSYS, Inc.(a)	27,622
224	Autodesk, Inc.(a)	46,628
261	Cadence Design Systems, Inc.(a)	54,833
650	Fortinet, Inc.(a)	43,199
581	Gen Digital, Inc.	9,970
246	Intuit, Inc.	109,674
7,444	Microsoft Corporation (e)	2,146,106
2,082	Oracle Corporation	193,459
771	Salesforce, Inc.(a)	154,030
169	ServiceNow, Inc.(a)	78,538
135	Synopsys, Inc.(a)	52,144
40	Tyler Technologies, Inc.(a)	14,186
		3,112,082
	SPECIALTY FINANCE - 0.5%
643	American Express Company	106,063
431	Capital One Financial Corporation	41,445
286	Discover Financial Services	28,268
541	Synchrony Financial	15,732
		191,508
	SPECIALTY REITS - 0.0%(b)
316	Iron Mountain, Inc.	16,720

	STEEL - 0.1%
304	Nucor Corporation	46,959

	TECHNOLOGY HARDWARE - 8.9%
16,418	Apple, Inc. . (e)	2,707,329

The accompanying notes are an integral part of these financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	TECHNOLOGY HARDWARE - 8.9% (Continued)
204	Arista Networks, Inc.(a)	$34,243
4,461	Cisco Systems, Inc.	233,199
752	Corning, Inc.	26,531
61	F5, Inc.(a)	8,887
149	Garmin Ltd.	15,037
1,288	Hewlett Packard Enterprise Company	20,518
1,352	HP, Inc.	39,681
342	Juniper Networks, Inc.	11,772
161	Motorola Solutions, Inc.	46,067
217	NetApp, Inc.	13,855
217	Seagate Technology Holdings plc	14,348
302	Western Digital Corporation(a)	11,376
165	Xerox Holdings Corporation	2,541
51	Zebra Technologies Corporation, Class A(a)	16,218
		3,201,602
	TECHNOLOGY SERVICES - 4.8%
643	Accenture PLC, Class A	183,776
435	Automatic Data Processing, Inc.	96,844
115	Broadridge Financial Solutions, Inc.	16,856
142	CDW Corporation	27,674
524	Cognizant Technology Solutions Corporation, Class A	31,927
249	DXC Technology Company(a)	6,364
114	Equifax, Inc.	23,124
615	Fidelity National Information Services, Inc.	33,413
568	Fiserv, Inc.(a)	64,201
82	FleetCor Technologies, Inc.(a)	17,290
88	Gartner, Inc.(a)	28,668
280	Global Payments, Inc.	29,467
897	International Business Machines Corporation	117,588
80	Jack Henry & Associates, Inc.	12,058
179	Kyndryl Holdings, Inc.(a)	2,642
124	Leidos Holdings, Inc.	11,415
39	MarketAxess Holdings, Inc.	15,260
855	Mastercard, Inc., Class A	310,716

The accompanying notes are an integral part of these financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	TECHNOLOGY SERVICES - 4.8% (Continued)
166	Moody’s Corporation	$50,799
83	MSCI, Inc.	46,454
311	Paychex, Inc.	35,637
1,093	PayPal Holdings, Inc.(a)	83,002
293	S&P Global, Inc.	101,018
170	Verisk Analytics, Inc.	32,616
1,637	Visa, Inc., Class A	369,079
411	Western Union Company (The)	4,583
		1,752,471
	TELECOMMUNICATIONS - 1.0%
7,017	AT&T, Inc.	135,077
1,036	Lumen Technologies, Inc.	2,745
424	T-Mobile US, Inc.(a)	61,412
3,977	Verizon Communications, Inc.	154,666
		353,900
	TIMBER REIT - 0.1%
729	Weyerhaeuser Company	21,965

	TOBACCO & CANNABIS - 0.7%
1,895	Altria Group, Inc.	84,555
1,586	Philip Morris International, Inc.	154,238
		238,793
	TRANSPORTATION & LOGISTICS - 1.7%
124	Alaska Air Group, Inc.(a)	5,203
442	American Airlines Group, Inc.(a)	6,520
282	Canadian Pacific Railway Ltd.	21,697
134	CH Robinson Worldwide, Inc.	13,316
2,331	CSX Corporation	69,790
620	Delta Air Lines, Inc.(a)	21,650
179	Expeditors International of Washington, Inc.	19,711
221	FedEx Corporation	50,496
89	JB Hunt Transport Services, Inc.	15,616
253	Norfolk Southern Corporation	53,636
94	Old Dominion Freight Line, Inc.	32,039

The accompanying notes are an integral part of these financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.5% (Continued)
	TRANSPORTATION & LOGISTICS - 1.7% (Continued)
534	Southwest Airlines Company	$17,376
646	Union Pacific Corporation	130,014
244	United Airlines Holdings, Inc.(a)	10,797
706	United Parcel Service, Inc., Class B	136,958
		604,819
	TRANSPORTATION EQUIPMENT - 0.3%
149	Cummins, Inc.	35,593
534	PACCAR, Inc.	39,089
178	Westinghouse Air Brake Technologies Corporation	17,989
		92,671
	WHOLESALE - CONSUMER STAPLES - 0.2%
612	Archer-Daniels-Midland Company	48,752
526	Sysco Corporation	40,623
		89,375
	WHOLESALE - DISCRETIONARY - 0.2%
352	Copart, Inc.(a)	26,474
268	LKQ Corporation	15,212
39	Pool Corporation	13,355
		55,041

	TOTAL COMMON STOCKS (Cost $23,511,718)	34,186,625

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.1%
	MONEY MARKET FUND - 1.1%
381,970	First American Government Obligations Fund, Class X, 4.64% (Cost $381,970)(c)	381,970

	TOTAL INVESTMENTS - 95.6% (Cost $23,893,688)	$34,568,595
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.4%	1,607,816
	NET ASSETS - 100.0%	$36,176,411

The accompanying notes are an integral part of these financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation
10	CME E-Mini Standard & Poor’s 500 Index Future	06/16/2023	$2,068,875	$40,875
	TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2023.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	Securities pledged as collateral. As of March 31, 2023 securities pledged as collateral had a market value of $6,867,767.

The accompanying notes are an integral part of these financial statements.

Persimmon Long/Short Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023

ASSETS
Investment securities:
At cost	$23,893,688
At fair value	34,568,595
Segregated cash at broker	1,587,310
Dividends and Interest receivable	25,695
Unrealized appreciation on futures contracts	40,875
Prepaid expenses and other assets	9,150
TOTAL ASSETS	36,231,625

LIABILITIES
Investment advisory fees payable, net	37,613
Payable to related parties	9,245
Accrued expenses and other liabilities	8,356
TOTAL LIABILITIES	55,214
NET ASSETS	$36,176,411

Composition of Net Assets:
Paid in capital	$28,409,100
Accumulated earnings	7,767,311
NET ASSETS	$36,176,411

Net Asset Value Per Share:
Class I Shares:
Net Assets	$36,176,411
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,115,813
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.61

(a)	The Fund will impose a 1.00% redemption fee for any redemptions of Fund shares occurring within 60 days of purchase.

The accompanying notes are an integral part of these financial statements.

Persimmon Long/Short Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2023

INVESTMENT INCOME
Dividends	$297,645
Interest	23,055
Less: Foreign withholding taxes	(30)
TOTAL INVESTMENT INCOME	320,670

EXPENSES
Advisory fees	236,980
Administrative services fees	37,208
Transfer agent fees	15,431
Accounting services fees	14,318
Audit fees	9,810
Compliance officer fees	9,537
Trustees fees and expenses	6,722
Printing and postage expenses	6,706
Registration fees	5,082
Legal fees	4,640
Custodian fees	3,584
Broker margin interest expense	2,787
Insurance expense	608
Third party administrative service fees	284
Other expenses	196
TOTAL EXPENSES	353,893

NET INVESTMENT LOSS	(33,223)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	446,917
Futures contracts	(1,215,106)
Foreign currency transactions	1
Net Realized Loss	(768,188)

Net change in unrealized appreciation (depreciation) on:
Investments	4,133,055
Futures contracts	(1,528,450)
Net Change in Unrealized Appreciation	2,604,605

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,836,417

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,803,194

The accompanying notes are an integral part of these financial statements.

Persimmon Long/Short Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2023	September 30, 2022
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(33,223)	$(195,150)
Net realized gain (loss) on investments	(768,188)	2,106,621
Net change in unrealized appreciation (depreciation) on investments	2,604,605	(4,706,621)
Net increase (decrease) in net assets resulting from operations	1,803,194	(2,795,150)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	114,771	5,830,012
Payments for shares redeemed:
Class I	(3,959,791)	(2,195,104)
Net increase (decrease) from shares of beneficial interest transactions	(3,845,020)	3,634,908

NET INCREASE (DECREASE) IN NET ASSETS	(2,041,826)	839,758

NET ASSETS
Beginning of Period	38,218,237	37,378,479
End of Period *	$36,176,411	$38,218,237

SHARE ACTIVITY

Class I:
Shares Sold	10,090	472,952
Shares Redeemed	(342,520)	(186,652)
Net increase (decrease) in shares of beneficial interest outstanding	(332,430)	286,300

The accompanying notes are an integral part of these financial statements.

Persimmon Long/Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	March 31, 2023		September 30, 2022		September 30, 2021		September 30, 2020	September 30, 2019	September 30, 2018
	(Unaudited)

Net asset value, beginning of period	$11.08		$11.82		$10.50		$10.08	$11.18	$11.23

Income (loss) from investment operations:
Net investment loss (1)	(0.01)		(0.06)		(0.08)		(0.10)	(0.13)	(0.31)
Net realized and unrealized gain (loss) (2)	0.54		(0.68)		1.40		0.64	(0.63)	0.93
Total from investment operations	0.53		(0.74)		1.32		0.54	(0.76)	0.62

Less distributions from:
Net realized gains	—		—		—		(0.12)	(0.34)	(0.67)
Total distributions	—		—		—		(0.12)	(0.34)	(0.67)

Net asset value, end of period	$11.61		$11.08		$11.82		$10.50	$10.08	$11.18

Total return (3)	4.78	% (9)	(6.26	)% (8)	12.57	% (8)	5.47%	(6.72)%	5.80%

Net assets, at end of period (000s)	$36,176		$38,218		$37,378		$33,275	$28,549	$31,633

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets before fee waiver/recapture (4)(6)(7)	1.87	% (10)	1.91%		2.07%		2.44%	2.85%	3.88%

Ratio of net expenses to average net assets after fee waiver/recapture (6)(7)	1.87	% (10)	1.91%		2.15%		2.57%	2.90%	3.69%

Ratio of net investment loss to average net assets before fee waiver/recapture (5)(7)	(0.18	)% (10)	(0.47)%		(0.62)%		(0.85)%	(1.20)%	(2.96)%

Ratio of net investment loss to average net assets after fee waiver/recapture (5)(7)	(0.18	)% (10)	(0.47)%		(0.70)%		(0.98)%	(1.24)%	(2.78)%

Portfolio Turnover Rate	0	% (9)	0%		6%		227%	326%	263%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Realized and unrealized gains (loss) per share in this caption are balancing amounts necessary to reconcile the change in net assets value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions, if any. Total returns would have been lower absent the fee waiver.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(5)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	1.85	% (10)	1.82%	2.01%	2.36%	2.53%	2.93%
Net expenses to average net assets	1.85	% (10)	1.82%	2.09%	2.49%	2.58%	2.75%

(7)	Ratio does not include the expenses of other investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Not annualized.

(10)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these financial statements.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2023

1.	ORGANIZATION

The Persimmon Long/Short Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on December 31, 2012. The Fund seeks long-term capital appreciation.

The Fund offers Class I shares. Effective May 25, 2016, sales and operations of Class A shares of the Fund were suspended. A principal of the investment advisor solely held the Class A shares for the period from October 1, 2015 to May 25, 2016. The Fund may recommence offering and operation of Class A shares of the Fund in the future. Class I shares of the Fund are sold at Net Asset Value (“NAV”) without an initial sales charge and are not subject to 12b-1 distribution fees. Class I shares are subject to a 1.00% redemption fee on redemptions made within 60 days of the original purchase.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair values. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Option contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost, which approximates fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under U.S. GAAP are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available and may require significant management judgment or estimation.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2023 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$34,186,625	$—	$—	$34,186,625
Short-Term Investment	381,970	—	—	381,970
Total	$34,568,595	$—	$—	$34,568,595
Derivatives*
Futures Contracts	$40,875	$—	$—	$40,875
Total	$40,875	$—	$—	$40,875

*	Refer to the Schedule of Investments for industry classification.

The Fund did not hold any Level 3 securities during the period. The were no transfers between levels during the period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines upon replacing the borrowed security, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

the options at a profit. The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favourable to the Fund, the benefits realized by the Fund as a result of such favourable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. The Fund did not trade any options during the period October 1, 2022, through March 31, 2023

Segregated Cash at Broker – The Fund, as of March 31, 2023, has $1,587,310 of cash on hand at the prime broker representing the proceeds of securities sold short. Withdrawal of these amounts is restricted based on the level of short trading in the Fund.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years 2020-2022 or expected to be taken in the Fund’s 2023 returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended March 31, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short sales and short-term investments amounted to $0 and $1,072,637 respectively.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The derivative instruments outstanding, as of March 31, 2023, as disclosed in the Schedule of Investments and Statement of Assets and Liabilities, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities for the six months ended March 31, 2023:

Derivative	Risk Type	Statement of Assets and Liabilities	Fair Value
Futures contracts	Equity	Unrealized appreciation futures contracts	$40,875

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended March 31, 2023:

Derivative Investment Type	Location of Gain/Loss on Derivative
Equity	Net realized gain on futures contracts
Net change in unrealized appreciation on futures contracts

The following is a summary of the Fund’s derivative investments activity recognized in the Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2023:

			Change in unrealized
		Realized loss on	depreciation on futures
Derivative Investment Type	Primary Risk Exposure	futures contracts	contracts
Future contracts	Equity	$(1,215,106)	$(1,528,450)

There were no offsetting arrangements as of March 31, 2023.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Dakota Wealth Management, LLC. serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee computed and accrued daily and paid monthly, at an annual rate of 1.25% of the average daily net assets. For the six months ended of March 31, 2023, the advisory fees incurred by the Fund amounted to $236,980.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 1, 2024, to ensure that Total Annual Fund Operating Expenses (exclusive of any front- end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expenses on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses (such as litigation expenses, which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor) will not exceed 1.99% of the daily average net assets attributable to Class I shares. The Advisor may seek reimbursement only for fees waived or expenses paid by it during the prior three years; provided, however, that such fees and expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). Reimbursements will only be sought if total expenses remain below the expense’s limitation in place now or at the time of waiver or reimbursement. The Board may terminate this expense reimbursement arrangement at any time. For the six months ended of March 31, 2023, the Advisor did not recapture or reimburse any expenses. There are no future amounts eligible for recapture in future periods.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

Northern Lights Distributors, LLC (the “Distributor) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s Class I shares. During the six month ended of March 31, 2023, the Distributor did not receive any underwriting commissions for sales of Class I shares.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2023, are as follows:

Cost for Federal Tax purposes	$23,878,619

Unrealized Appreciation	11,494,343
Unrealized Depreciation	(804,367)
Tax Net Unrealized Appreciation	$10,689,976

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended September 30, 2022 and September 30, 2021 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2022	September 30, 2021
Ordinary Income	$—	$—
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$—	$—

As of September 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(151,779)	$(441,025)	$—	$6,556,921	$5,964,117

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

The difference between book basis and tax basis accumulated net investment losses, accumulated net realized gain (loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open Section 1256 futures contracts, adjustments for real estate investment trusts and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $151,779.

At September 30, 2022, the Fund had capital loss carry forwards (“CLCF”) for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$403,532	$37,493	$441,025	$94,276

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and tax adjustments for prior year tax returns, resulted in reclassification for the year ended September 30, 2022 as follows:

Accumulated
Paid in Capital	Earnings
$(243,029)	$243,029

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2023, Charles Schwab was the record owner of 27.50% of the outstanding shares and Pershing was the record owners of 72.50%.

8.	NEW ACCOUNTING PRONOUNCEMENTS

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Persimmon Long/Short Fund
EXPENSE EXAMPLES (Unaudited)
March 31, 2023

As a shareholder of the Persimmon Long/Short Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Persimmon Long Short/Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period beginning October 1, 2022, and ended March 31, 2023.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Expenses

Table 2 “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Persimmon Long Short/Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending Account	Expenses Paid During
	Expense Ratio **	Account Value	Value	Period
Actual Expenses	10/1/2022 - 3/31/2023	10/1/2022	3/31/2023	10/1/2022 - 3/31/2023
Class I	1.85%	$1,000.00	$1,047.80	$9.45
	Annualized	Beginning	Ending Account	Expenses Paid During
	Expense Ratio **	Account Value	Value	Period *
Hypothetical Expenses	10/1/2022 - 3/31/2023	10/1/2022	3/31/2023	10/1/2022 - 3/31/2023
Class I	1.85%	$1,000.00	$1,015.71	$9.30

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Annualized expense ratio does not include interest expense or dividend expense.

Persimmon Long/Short Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended March 31, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-233-8300 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-233-8300.

INVESTMENT ADVISOR
Dakota Wealth Management
1777 Sentry Parkway West
VEVA 14, Suite 102
Blue Bell, PA 19422

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Persimmon-SA23

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 6/08/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 6/08/23

By (Signature and Title)

/s/ Rich Gleason

Rich Gleason, Principal Financial Officer/Treasurer

Date 6/08/23